Income Taxes - Additional Information (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)
Income Taxes
Income tax expense benefit	¥ (18,343)	$ (2,513)	¥ (927)	¥ 21,002
Unrecognized tax benefits	41,772		54,212	55,263	$ 5,723		$ 7,427
Operating loss carryforwards	41,772		54,212	53,656	5,723
Unrecognized tax benefits that would impact effective tax rate	41,772		54,098	55,149	5,723
Unrecognized tax benefits, interest on income taxes expense	4,593	$ 629	2,818	2,523
Unrecognized tax benefits, interest on income taxes accrued	¥ 18,836		¥ 14,242	11,424	2,580
Shanghai Quhuo Network Technology Co., Ltd. ("Shanghai Quhuo") | Annual taxable income exceeding the initial threshold limit
Income Taxes
Percentage reduction in annual taxable income			15.00%
Shanghai Quhuo Network Technology Co., Ltd. ("Shanghai Quhuo") | Maximum | Annual taxable income exceeding the initial threshold limit
Income Taxes
Annual taxable income			¥ 15,000
Hong Kong
Income Taxes
Effective income tax reconciliation statutory tax rate	16.50%	16.50%
Hong Kong | First two million of annual profit tax
Income Taxes
Effective income tax reconciliation statutory tax rate	16.50%	16.50%
Assessable profit | $						$ 2
Percentage of reduction in tax rate	8.25%	8.25%
State Administration of Taxation, China
Income Taxes
Effective income tax reconciliation statutory tax rate	25.00%	25.00%
Withholding tax rate			10.00%
Operating loss carryforwards	¥ 123,111		¥ 113,220	¥ 81,542	$ 16,866
State Administration of Taxation, China | From January 1, 2022, to December 31, 2022, 12.5% of the first RMB 1.0 million of the assessable profit before tax for qualified small and micro-sized enterprise
Income Taxes
Percentage reduction in annual taxable income	12.50%	12.50%
Assessable profit	¥ 1,000
Preferential tax rate	20.00%	20.00%
State Administration of Taxation, China | From January 1, 2022, to December 31, 2022, 25% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million of the assessable profit before tax for qualified small and micro-sized enterprise
Income Taxes
Percentage reduction in annual taxable income	25.00%	25.00%
Preferential tax rate	20.00%	20.00%
State Administration of Taxation, China | From January 1, 2023, to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax for qualified small and micro-sized enterprise
Income Taxes
Percentage reduction in annual taxable income	25.00%	25.00%
Assessable profit	¥ 3,000
Preferential tax rate	20.00%	20.00%
State Administration of Taxation, China | Minimum | From January 1, 2022, to December 31, 2022, 25% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million of the assessable profit before tax for qualified small and micro-sized enterprise
Income Taxes
Assessable profit	¥ 1,000
State Administration of Taxation, China | Maximum | From January 1, 2022, to December 31, 2022, 25% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million of the assessable profit before tax for qualified small and micro-sized enterprise
Income Taxes
Assessable profit	¥ 3,000